Leases - Carrying amounts of lease liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Leases
As at 1 January	$ 40,517,045	$ 39,565,146
Additions	5,572,764	7,186,613
Disposals	(231,566)
Accretion of interest	2,218,982	2,037,540
Foreign exchange effect	2,163,886	(1,772,452)
Payments	(6,110,569)	(6,499,802)	$ (5,710,907)
As at 31 December	$ 44,130,542	40,517,045	$ 39,565,146
Current		4,720,505		$ 325,038	$ 6,484,092
Lease liabilities		$ 35,796,540		$ 1,887,163	$ 37,646,450